Inventories	12 Months Ended
Jun. 30, 2021
Inventories
Inventories

21 Inventories

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Finished goods	1,390,312	1,491,328
Low-value consumables	5,362	4,733
	1,395,674	1,496,061

(a)  The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,793,986	6,178,145	6,632,530
Write-down of inventories	89,945	68,343	(51,074)
Cost of inventories recognized in consolidated statements of profit or loss	6,883,931	6,246,488	6,581,456